Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	$ 4,506	$ 4,447	$ 4,346
Enacted tax rates in India	25.17%	25.17%	34.94%
Computed expected tax expense	$ 1,137	$ 1,119	$ 1,519
Tax effect due to non-taxable income for Indian tax purposes			(363)
Overseas taxes	126	131	136
Tax provision (reversals)	(93)	16	(113)
Effect of differential tax rates	(8)	(9)	(69)
Effect of exempt non-operating income	(1)	(4)	(6)
Effect of unrecognized deferred tax assets	11	19	25
Effect of non-deductible expenses	38	33	20
Others	(20)	(20)	28
Income tax expense	$ 1,190	$ 1,285	$ 1,177